FINANCIAL CONTRACT LIABILITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Financial Contract Liability 1	$ 7,000,000
Financial Contract Liability 2	7,000,000
Financial Contract Liability 3	$ 3,000,000
Financial Contract Liability 4	4
Financial Contract Liability 5	4
Financial Contract Liability 6	$ 6,752,000